Finance Income and Finance Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance income
Investment income	$ 228	$ 95
Accretion on long-term receivables	6	15
Total finance income	234	110
Finance expense
Debt interest	175	233
Interest on QB project financing	224	245
Interest on advances from SMM/SC	351	259
Interest on lease liabilities	49	21
Letters of credit and standby fees	28	31
Accretion on decommissioning and restoration provisions	121	96
Accretion on other liabilities	42	33
Other	29	22
Finance expense gross	1,019	940
Less capitalized borrowing costs (Note 17)	(66)	(780)
Total finance expense	$ 953	$ 160